CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2013	$ 2,792	$ 64,454	$ (429)	$ (2,088)	$ 20,913	$ 1,961	$ 87,603
Balance, shares at Dec. 31, 2013	9,079,709
Comprehensive income (loss)			429		1,432		1,861
Share based compensation		38					38
Exercise of options	$ 1	(1)
Exercise of options, shares	3,108						85,000
Dividend distributed					(2,000)		$ (2,000)
Sale of subsidiary						(1,961)	(1,961)
Balance at Dec. 31, 2014	$ 2,793	64,491		(2,088)	20,345		85,541
Balance, shares at Dec. 31, 2014	9,082,817
Comprehensive income (loss)			(4)		5,849		5,845
Share based compensation		38					38
Balance at Dec. 31, 2015	$ 2,793	64,529	(4)	(2,088)	26,194		91,424
Balance, shares at Dec. 31, 2015	9,082,817
Comprehensive income (loss)			(69)		62		(7)
Share based compensation		105					105
Exercise of options	$ 4	126					$ 130
Exercise of options, shares	20,100						20,100
Dividend distributed					(3,000)		$ (3,000)
Balance at Dec. 31, 2016	$ 2,797	$ 64,760	$ (73)	$ (2,088)	$ 23,256		$ 88,652
Balance, shares at Dec. 31, 2016	9,102,917